Benefit Plans - Share Information for the ESOP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Allocated shares at beginning of the year	398,104	417,086
Net shares distributed due to retirement/diversification	(13,700)	(18,982)
Total ESOP shares	384,404	398,104
Fair value of unearned shares at December 31st	$ 0